UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 1999
                                               -------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, LP
           --------------------------------------------------------------
Address:   320 Park Ave.
           --------------------------------------------------------------
           New York, NY  10022
           --------------------------------------------------------------

Form 13F File Number: 28-7724
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian D. Young as General Partner for Eos Partners, LP
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-832-5800
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian D. Young                  New York, NY                    07/28/99
---------------------               -------------                   --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            ---------------------
Form 13F Information Table Entry Total:              51
                                            ---------------------
Form 13F Information Table Value Total:     $      118,055
                                            ---------------------
                                                 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                FORM 13F


Page 1 of 1                     Name of   Reporting: Manager:Eos Partners, L.P
--------------------------------------------------------------------------------------------------------
          Item 1:                    Item 2:          Item 3:           Item 4:          Item 5:
      Name of Issuer             Title of Class        CUSIP          Fair Market       Shares or
                                                       Number            Value          Principal
                                                                                          Amount
--------------------------------------------------------------------------------------------------------

        AT&T Corp Liberty Media   Common          001957208            4,777,500          130,000
       Amerisource Health Corp.   Common          03071P102            1,657,500           65,000
        Anthracite Capital Inc.   Common          037023108              344,531           52,500
            BJ's Wholesale Club   Common          05548J106            3,908,125          130,000
                BJ Services Co.   Common          055482103              441,562           15,000
          Bank of America Corp.   Common          060505104            1,099,687           15,000
             Bell Atlantic Corp   Common          077853109            2,778,437           42,500
        Berkshire Hathaway Inc.   Common          084670207            1,456,000              650
           Cardinal Health Inc.   Common          14149Y108            4,328,437           67,500
            Cisco Systems, Inc.   Common          17275R102            3,221,875           50,000
                 Citigroup Inc.   Common          172967101            1,068,750           22,500
                  Dell Computer   Common          247025109              740,000           20,000
          Extreme Networks Inc.   Common          30226D106            2,322,500           40,000
            Fd Hmn Ln Mtg. Corp   Common          313400301              870,000           15,000
                     Fannie Mae   Common          313586109            2,047,500           30,000
       Foremost Corp of America   Common          345469100            2,860,000          130,000
         Franklin Resources Inc   Common          354613101            4,468,750          110,000
                  Frontier Corp   Common          35906P105            1,465,625           25,000
            Gemstar Int'l Group   Common          G3788V106            2,610,000           40,000
               Global Inds Ltd.   Common          379336100              512,500           40,000
               Healthsouth Corp   Common          421924101            2,603,125          175,000
         Integrated Device Tech   Common          458118106            1,903,125          175,000
                     Intel Corp   Common          458140100              5801250            97500
 International Comfort Products   Common          458978103            5,430,425          477,400
                 Kasper ASL LTD   Common          485808109            1,707,300          325,200
       Key Energy Services Inc.   Common          492914106              2493750           700000
   Loews Cineplex Entertainment   Common          540423100            2,501,250          230,000
              MCI Worldcom, Inc   Common          55268B106              275,400            3,200
             Mediaone Group Inc   Common          58440J104            2,223,812           29,900
               Merrill Lynch Co   Common          590188108              795,000           10,000
                 Microsoft Corp   Common          594918104            1,803,750           20,000
            Mirage Resorts Inc.   Common          60462E104              670,000           40,000
    Northeast Optic Network Inc   Common          664334109            3,276,093          217,500
                    Oracle Corp   Common          68389X105            6,496,875          175,000
                    Phycor Inc.   Common          71940F100              740,625          100,000
           Plains Resources Inc   Common          726540503            4,778,500          251,500
          Playtex Products, Inc   Common          72813P100            2,919,525          187,600
            Poco Petroleum Ltd.   Common          730361102              608,328           75,000
        Precision Drilling Corp   Common          74022D100            1,429,687           75,000
         Prudential Steel, Ltd.   Common          74435C103              293,088           50,000
          Quest Diagnostics Inc   Common          74834L100            5,283,375          193,000
  Quintiles Transnational Corp.   Common          748767100            1,470,000           35,000
               R&B Falcon Corp.   Common          74912E101            1,171,875          125,000
          Resource America Inc.   Common          761195205              217,500           15,000
                         Revlon   Common          761525500            1,512,500           50,000
            Specialty Equipment   Common          847497203            1,707,669           58,010
             Unilab Corporation   Common          904763109           11,264,400        1,877,400
                  U S West Inc.   Common          91273H101            2,056,250           35,000
               Varco Int'l Inc.   Common          922126107              540,625           50,000
                Wal Mart Stores   Common          931142103              965,000           20,000
       Trican Well Service Ltd.   Common          895945103              136,326           35,400
                                                                   ------------------
                                                                     118,055,707

Table continued....

                                FORM 13F


Page 1 of 1                     Name of   Reporting: Manager:Eos Partners, L.P.
-----------------------------------------------------------------------------------------------------------------
          Item 1:                                Item 6:                                       Item 7:
      Name of Issuer                   Investment  Discretion                                 Managers
                                    -------------------------------------------------       See Instr. V
                                                       (b) Shared-
                                        (a) Sole        As Defined     (c) Shared
                                                       in Instr. V        Other
-----------------------------------------------------------------------------------------------------------------

        AT&T Corp Liberty Media          130,000                                                  1
       Amerisource Health Corp.           65,000                                                  1
        Anthracite Capital Inc.           52,500                                                  1
            BJ's Wholesale Club          130,000                                                  1
                BJ Services Co.           15,000                                                  1
          Bank of America Corp.           15,000                                                  1
             Bell Atlantic Corp           42,500                                                  1
        Berkshire Hathaway Inc.              650                                                  1
           Cardinal Health Inc.           67,500                                                  1
            Cisco Systems, Inc.           50,000                                                  1
                 Citigroup Inc.           22,500                                                  1
                  Dell Computer           20,000                                                  1
          Extreme Networks Inc.           40,000                                                  1
            Fd Hmn Ln Mtg. Corp           15,000                                                  1
                     Fannie Mae           30,000                                                  1
       Foremost Corp of America          130,000                                                  1
         Franklin Resources Inc          110,000                                                  1
                  Frontier Corp           25,000                                                  1
            Gemstar Int'l Group           40,000                                                  1
               Global Inds Ltd.           40,000                                                  1
               Healthsouth Corp          175,000                                                  1
         Integrated Device Tech          175,000                                                  1
                     Intel Corp           97,500                                                  1
 International Comfort Products          477,400                                                  1
                 Kasper ASL LTD          325,200                                                  1
       Key Energy Services Inc.          700,000                                                  1
   Loews Cineplex Entertainment          230,000                                                  1
              MCI Worldcom, Inc            3,200                                                  1
             Mediaone Group Inc           29,900                                                  1
               Merrill Lynch Co           10,000                                                  1
                 Microsoft Corp           20,000                                                  1
            Mirage Resorts Inc.           40,000                                                  1
    Northeast Optic Network Inc          217,500                                                  1
                    Oracle Corp          175,000                                                  1
                    Phycor Inc.          100,000                                                  1
           Plains Resources Inc          251,500                                                  1
          Playtex Products, Inc          187,600                                                  1
            Poco Petroleum Ltd.           75,000                                                  1
        Precision Drilling Corp           75,000                                                  1
         Prudential Steel, Ltd.           50,000                                                  1
          Quest Diagnostics Inc          193,000                                                  1
  Quintiles Transnational Corp.           35,000                                                  1
               R&B Falcon Corp.          125,000                                                  1
          Resource America Inc.           15,000                                                  1
                         Revlon           50,000                                                  1
            Specialty Equipment           58,010                                                  1
             Unilab Corporation        1,877,400                                                  1
                  U S West Inc.           35,000                                                  1
               Varco Int'l Inc.           50,000                                                  1
                Wal Mart Stores           20,000                                                  1
       Trican Well Service Ltd.           35,400                                                  1


Table continued....


                                FORM 13F


                        Name of Reporting Manager:
Page 1 of 1             Eos Partners, L.P.         (SEC USE ONLY)
--------------------------------------------------------------------------------
          Item 1:                                       Item 8:
      Name of Issuer                                    Voting
                                                       Authority
                                                       (Shares)
                                         ---------------------------------------

                                            (a) Sole    (b) Shared    (c) None
--------------------------------------------------------------------------------

        AT&T Corp Liberty Media             130,000
       Amerisource Health Corp.              65,000
        Anthracite Capital Inc.              52,500
            BJ's Wholesale Club             130,000
                BJ Services Co.              15,000
          Bank of America Corp.              15,000
             Bell Atlantic Corp              42,500
        Berkshire Hathaway Inc.                 650
           Cardinal Health Inc.              67,500
            Cisco Systems, Inc.              50,000
                 Citigroup Inc.              22,500
                  Dell Computer              20,000
          Extreme Networks Inc.              40,000
            Fd Hmn Ln Mtg. Corp              15,000
                     Fannie Mae              30,000
       Foremost Corp of America             130,000
         Franklin Resources Inc             110,000
                  Frontier Corp              25,000
            Gemstar Int'l Group              40,000
               Global Inds Ltd.              40,000
               Healthsouth Corp             175,000
         Integrated Device Tech             175,000
                     Intel Corp              97,500
 International Comfort Products             477,400
                 Kasper ASL LTD             325,200
       Key Energy Services Inc.             700,000
   Loews Cineplex Entertainment             230,000
              MCI Worldcom, Inc               3,200
             Mediaone Group Inc              29,900
               Merrill Lynch Co              10,000
                 Microsoft Corp              20,000
            Mirage Resorts Inc.              40,000
    Northeast Optic Network Inc             217,500
                    Oracle Corp             175,000
                    Phycor Inc.             100,000
           Plains Resources Inc             251,500
          Playtex Products, Inc             187,600
            Poco Petroleum Ltd.              75,000
        Precision Drilling Corp              75,000
         Prudential Steel, Ltd.              50,000
          Quest Diagnostics Inc             193,000
  Quintiles Transnational Corp.              35,000
               R&B Falcon Corp.             125,000
          Resource America Inc.              15,000
                         Revlon              50,000
            Specialty Equipment              58,010
             Unilab Corporation           1,877,400
                  U S West Inc.              35,000
               Varco Int'l Inc.              50,000
                Wal Mart Stores              20,000
       Trican Well Service Ltd.              35,400